Net Loss per Share	12 Months Ended
Dec. 31, 2024
Net Loss per Share [Abstract]
Net Loss per Share
14.	Net Loss per Share

Basic earnings per share of Common Stock is calculated by dividing net income available to holders of Common stock by the weighted average number of shares of Common Stock outstanding for the period. The diluted earnings per share of Common Stock calculation assumes the issuance of all dilutive potential common shares outstanding. Dilutive potential Common Stock consists of incremental shares of Class A Common Stock issuable upon the exercise of the stock options.

The following table summarizes the calculation of basic and diluted net loss per common share (in thousands, except per share data):

	Year Ended December 31,
	2024	2023	2022
Net loss	$(43,328)	$(58,990)	$(57,429)

Basic earnings per share
Basic weighted average shares outstanding	19,285	18,928	18,653
Basic loss per share	$(2.25)	$(3.12)	$(3.08)

Diluted earnings per share
Basic weighted average shares outstanding	19,285	18,928	18,653
Dilutive effect of stock options	—	—	—
Diluted weighted average shares outstanding	19,285	18,928	18,653
Diluted loss per share	$(2.25)	$(3.12)	$(3.08)

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023	2022
Stock options	410	1,299	2,592
Restricted stock units	213	299	354
Warrants	6	6	6

All share amounts and per share amounts above have been retroactively adjusted for the twenty-for-one share combination, effective April 7, 2025. See Note 1.